SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of Group's Accumulated Other Comprehensive Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Foreign currency translation adjustment	$ (24,768)	$ (21,897)
Change in fair value of interest rate swap agreements	0	(37)
Accumulated Other Comprehensive Loss	$ (24,768)	$ (21,934)